Investment in Equity Accounted Joint Venture (Tables)	6 Months Ended
Jun. 30, 2019
Equity Method Investments and Joint Ventures [Abstract]
Schedule of Investments in Equity Accounted Joint Venture

	2018	2019
	(in thousands)
Investment in equity accounted joint venture at January 1	$—	$42,462
Equity contributions to joint venture entity	41,000	49,500
Share of results	(38)	(140)
Capitalized interest and deferred financing costs	1,024	1,992
Legal costs	476	—

Total investment in equity accounted joint venture at December 31 and June 30	$42,462	$93,814